Capital and Funding - Summary of Share Capital (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018 € / shares shares	Dec. 31, 2018 £ / shares shares	Dec. 31, 2017 € / shares shares	Dec. 31, 2017 £ / shares shares	Dec. 31, 2016 € / shares	Dec. 31, 2016 £ / shares
Disclosure of classes of share capital [line items]
Cancellation of shares	122,965,077
Treasury shares	24,334,848	24,334,848
Unilever PLC [member]
Disclosure of classes of share capital [line items]
Par value per share | £ / shares		£ 0.0311		£ 0.0311		£ 0.0311
Cancellation of shares	122,965,077
Conversion rate for ordinary shares nominal value | € / shares	€ 5.143
Description of conversion of currency	Conversion rate for PLC ordinary shares nominal value to euros is £1 = €5.143 (which is calculated by dividing the nominal value of NV ordinary shares by the nominal value of PLC ordinary shares).
Unilever N.V. [member]
Disclosure of classes of share capital [line items]
Par value per share | € / shares	€ 0.16		€ 0.16		€ 0.16
Number of authorised shares	3,000,000,000	3,000,000,000	3,000,000,000	3,000,000,000
Ordinary Shares [member] | Unilever PLC [member]
Disclosure of classes of share capital [line items]
Par value per share | £ / shares		£ 0.031		£ 0.031
Number of shares issued	1,187,191,284	1,187,191,284	1,310,156,361	1,310,156,361
Ordinary Shares [member] | Unilever N.V. [member]
Disclosure of classes of share capital [line items]
Par value per share | € / shares	€ 0.16		€ 0.16
Number of shares issued	1,714,727,700	1,714,727,700	1,714,727,700	1,714,727,700
Ordinary Special Shares [member] | Unilever N.V. [member]
Disclosure of classes of share capital [line items]
Par value per share | € / shares	€ 428.57		€ 428.57
Deferred Stock [Member] | Unilever PLC [member]
Disclosure of classes of share capital [line items]
Par value per share | £ / shares		£ 1		£ 1
Number of shares issued	100,000	100,000	100,000	100,000
Special Shares [Member] | Unilever N.V. [member]
Disclosure of classes of share capital [line items]
Number of shares issued	2,400	2,400	2,400	2,400